Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Fair Value Measurements Recurring and Nonrecurring Valuation Techniques

The fair value of the warrant was estimated on the date of the grant using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	2.25%
Expected term (in years)	10
Volatility	55%
Expected dividends	—%